Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes (Textual)
Change in deferred tax assets valuation allowance	$ 2,004,000	$ 9,000	$ 371,000
Federal research and development tax credit [Member]
Income Taxes (Textual)
Research and development tax credit	$ 37,000
Expiring date, description	The credit begins to expire in 2034 if not utilized.
California state research and development tax credit [Member]
Income Taxes (Textual)
Research and development tax credit	$ 39,000
State [Member]
Income Taxes (Textual)
Net operating loss	$ 7,897,000
Expiring date, description	Expiring in 2037.
Federal [Member]
Income Taxes (Textual)
Net operating loss	$ 6,686,000
Expiring date, description	Expiring in 2037.
Japan [Member]
Income Taxes (Textual)
Net operating loss		$ 326,000
Expiring date, description		Expiring in 2019.